Document and Entity Information	12 Months Ended
Dec. 31, 2014
Class of Stock
Entity Registrant Name	NRG Yield, Inc.
Entity Central Index Key	0001567683
Document Type	8-K
Document Period End Date	Dec. 31, 2014
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	Yes
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY